UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number                    811-05557
Prospect Street® High Income Portfolio Inc.
(Exact name of Registrant as specified in charter)
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices)
James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240
Copies to:
Philip H. Harris, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 532-2834
Date of fiscal year end: 10/31
Date of reporting period: 10/31/2005

FORM N-CSR
Item 1. Reports to Stockholders.

Prospect Street High Income Portfolio, Inc.
13455 Noel Road, Suite 1300
Dallas, TX 75240

PHYMC-AR-1005

Prospect Street®

High Income Portfolio, Inc.

Annual Report

October 31, 2005

Contents

2	Letter to Shareholders
3	Portfolio Statistics
4	Schedule of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Cash Flows
13	Statements of Changes in Net Assets
14	Financial Highlights
15	Information Regarding Senior Securities
16	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
25	Directors and Officers Information
24	Additional Information

This report has been prepared for the information of shareholders of Prospect Street High Income Portfolio, Inc.

PROSPECT STREET® FUNDS

PRIVACY POLICY

        We recognize and respect your privacy expectations, whether you are a visitor to our web site, a potential shareholder, a current shareholder or even a former shareholder.

Collection of Information

      We may collect nonpublic personal information about you from the following sources:

•	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;

•	Web site information, including any information captured through our use of “cookies”; and

•	Account history, including information about the transactions and balances in your accounts with us or our affiliates.

Disclosure of Information

      We may share the information we collect (described above) with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.

Confidentiality and Security of Information

      We restrict access to nonpublic personal information about you to our employees who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

Nonpublic Personal Information of Children

      You must be at least 18 years of age in order to submit information on our website or through other means, because we do not collect information (such as name, address, etc.) from persons under the age of 18.

December 7, 2005

Letter to Shareholders

Dear Shareholders:

      We are pleased to provide you with our report for the year ended October 31, 2005. On October 31, 2005, the net asset value of the Fund was $3.25 per share, as compared to $3.08 on October 31, 2004. On October 31, 2005, the closing market price of the Fund’s shares on the New York Stock Exchange was $2.77 per share, as compared to $3.24 on October 31, 2004. During the year ended October 31, 2005, the Fund distributed to common stock shareholders $0.29 per share, including potential returns of capital.

The Fund’s Investments:

   The total return on the Fund’s per share market price, assuming reinvestment of dividends, for the year ended October 31, 2005, including any potential returns of capital, was -6.90%. The total return on the Fund’s net assets, including any potential returns of capital, was 14.90% for the year ended October 31, 2005. The variation in total returns is attributable to the decrease in the market price of the Fund’s shares of 14.51% relative to an increase in the net asset value of the Fund’s shares of 5.52% during the period.

Dividend Declaration:

   On October 12, 2005, the Board of Directors declared a dividend of $0.02 per common share, payable on the last day of business for the month of November 2005.

Respectfully submitted,

James Dondero
President

Mark Okada
Executive Vice President

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Portfolio Statistics
October 31, 2005

Asset Type by Market Value

(As a percentage of total investments)

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Schedule of Investments
October 31, 2005

Fixed Income — 111.51%

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Canada — 11.56%
	Diversified Natural Resources, Precious Metals and Minerals
$9,814,599	Uniforet, Inc. 9.00% 3/15/2009^	NR	NR	$6,968,365
6,543,066	Uniforet, Inc. 7.50% 9/15/2008^	NR	NR	4,645,577

				11,613,942

	Total Investment — Canada			11,613,942

	United States — 99.95%
	Automobile — 1.87%
2,000,000	American Tire Distribution 6.25% 4/1/2012	Caa2	CCC+	1,880,000

				1,880,000

	Beverage, Food and Tobacco — 2.41%
1,000,000	Commonwealth Brands, Inc. 11.84% 4/15/2008(b)	NR	NR	1,042,500
2,000,000	Merisant Co. 9.50% 7/15/2013	Caa2	CCC	1,380,000

				2,422,500

	Broadcasting and Entertainment — 8.50%
2,000,000	CCH I, LLC 11.00% 10/1/2015(b)	Caa3	CCC-	1,810,000
3,000,000	CCO Holdings, LLC 8.75% 11/15/2013	B3	CCC-	2,887,500
1,000,000	Paxson Communications Corp. 10.75% 7/15/2008	Caa1	CCC-	977,500
1,000,000	Primedia, Inc. 9.17% 5/15/2010	B2	B	1,002,500
2,000,000	Young Broadcasting, Inc. 10.00% 3/1/2011	Caa1	CCC	1,860,000

				8,537,500

	Buildings and Real Estate — 4.93%
1,500,000	AA/Ft Worth HQ Financial Trust 8.00% 10/5/2010(b)	NR	BBB-	1,177,710
2,000,000	Builders FirstSource, Inc. 8.04% 2/15/2012(b)	B3	B	2,010,000
2,000,000	Tech Olympic USA, Inc. 7.50% 3/15/2011	B2	B-	1,765,000

				4,952,710

	Cable And Other Pay Television Services — 1.35%
1,000,000	Charter Communications Holding, LLC 10.75% 10/1/2009	Ca	CCC-	830,000
500,000	NTL Cable PLC 8.75% 4/15/2014	B3	B-	523,750

				1,353,750

	Cargo Transport — 2.62%
2,890,000	Quality Distribution 9.00% 11/15/2010	Caa3	CCC	2,633,513

				2,633,513

	Chemicals, Plastics and Rubber — 2.50%
1,100,000	Berry Plastics Corp. 10.75% 7/15/2012	B3	B-	1,133,000
1,500,000	PQ Corporation 7.50% 2/15/2013(b)	B3	B-	1,380,000

				2,513,000

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (continued)
October 31, 2005

Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Containers, Packaging and Glass — 0.85%
$1,000,000	Tekni Plex, Inc. 8.75% 11/15/2013(b)	Caa2	C	$850,000

				850,000

	Diversified Natural Resources, Precious Metals and Minerals — 0.71%
1,000,000	Port Townsend Paper Corp. 11.00% 4/15/2011	B3	B-	710,000

				710,000

	Diversified/Conglomerate Manufacturing — 1.50%
500,000	Jacuzzi Brands, Inc 9.63% 7/1/2010	B3	B	522,500
1,000,000	Jostens, Inc. 7.63% 10/1/2012	B3	B-	985,000

				1,507,500

	Diversified/Conglomerate Service — 0.91%
1,000,000	Hydrochemical Industrial Services, Inc. 9.25% 2/15/2013(b)	Caa1	CCC+	915,000

				915,000

	Electronics — 5.36%
2,000,000	Danka Business Sys PLC 11.00% 6/15/2010	B3	B	1,900,000
1,486,000	Instron Corp. 13.25% 9/15/2009	NR	NR	1,551,637
1,000,000	Viasystems, Inc. 10.50% 1/15/2011	Caa2	CCC+	955,000
1,000,000	Wii Components, Inc. 10.00% 2/15/2012	B2	B-	980,000

				5,386,637

	Finance — 3.44%
1,500,000	Cardtronics, Inc. 9.25% 8/15/2013(b)	Caa1	B-	1,515,000
1,000,000	E*Trade Financial Corp. 7.38% 9/15/2013(b)	B1	B+	985,000
1,000,000	Innophos Investments 11.79% 2/15/2015(b)	Caa2	CCC+	951,250

				3,451,250

	Healthcare, Education and Childcare — 7.12%
3,000,000	Elan Financial PLC 7.75% 11/15/2011(b)	B3	B	2,640,000
5,010,000	La Petite Academy, Inc. 10.00% 5/15/2008	Ca	CC	4,509,000

				7,149,000

	Home and Office Furnishings, Housewares, and Durable Consumer — 2.23%
1,500,000	American Achievement Corp. 8.25% 4/1/2012	B3	B-	1,500,000
1,000,000	Home Products International, Inc. 9.63% 5/15/2008	Caa2	CCC-	740,000

				2,240,000

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (continued)
October 31, 2005

Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Hotels, Motels, Inns, and Gaming — 9.71%
$2,000,000	Penn National Gaming, Inc. 6.88% 12/1/2011	B2	B	$1,972,500
3,000,000	Pinnacle Entertainment, Inc. 8.75% 10/1/2013	Caa1	B-	3,071,250
3,000,000	Trump Entertainment Resorts Holdings, L.P. 8.50% 6/1/2015	Caa1	B-	2,906,250
1,750,000	Virgin River Casino Corp. 9.00% 1/15/2012(b)	B3	B	1,802,500

				9,752,500

	Leisure, Amusement, Entertainment — 1.87%
2,000,000	Ames True Temper, Inc. 7.60% 1/15/2012	Caa1	CCC+	1,880,000

				1,880,000

	Machinery (Non-Agriculture, Non-Construction, Non-Electronic) — 2.79%
1,000,000	CI Acquisition, Inc. 9.13% 10/15/2015(b)	B3	B-	990,000
2,000,000	Alliance Laundry Systems, LLC 8.50% 1/15/2013	B3	CCC+	1,810,000

				2,800,000

	Mining, Steel, Iron and Nonprecious Metals — 4.47%
1,500,000	IMCO Recycling, Inc. 10.38% 10/15/2010	B2	B	1,638,750
3,000,000	United Rentals, Inc. 7.75% 11/15/2013	Caa1	B+	2,850,000

				4,488,750

	Oil and Gas — 6.80%
3,000,000	Dynegy Holdings, Inc. 6.88% 4/1/2011	Caa2	CCC+	2,872,500
1,000,000	El Paso Corp. 7.88% 6/15/2012	Caa1	B-	1,020,000
1,000,000	North American Energy Partners 8.75% 12/1/2011	Caa1	CCC+	940,000
2,000,000	Tesoro Petroleum Corporation 7.47% 7/17/2012	NR	NR	2,000,000

				6,832,500

	Personal and Non Durable Consumer Products — 2.67%
1,000,000	ACCO Brands Corp. 7.63% 8/15/2015(b)	B2	B	950,000
2,000,000	Spectrum Brands 7.38% 2/1/2015	B3	B-	1,727,500

				2,677,500

	Personal, Food and Miscellaneous Services — 0.00%
662,982	Outsourcing Services Group 9.00% 7/15/2009(b)^	NR	NR	—

				—

	Personal Transportation — 2.55%
894,049	Continental Airlines, Inc. 7.88% 7/2/2018	Ba3	BB+	815,802
2,000,000	Continental Airlines Pass Thru 7.57% 12/1/2006	B3	B	1,743,976

				2,559,778

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (continued)
October 31, 2005

Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Retail Stores — 4.48%
$3,000,000	Eye Care Centers of America, Inc. 10.75% 2/15/2015(b)	Caa1	CCC+	$2,812,500
1,000,000	Keystone Automotive Operations, Inc. 9.75% 11/1/2013	B3	B-	972,500
825,000	Mothers Work, Inc. 11.25% 8/1/2010	Caa1	B-	709,500

				4,494,500

	Structured Finance Obligations — 0.00%
4,000,000	DLJ CBO 11.96% 4/15/2011*^	NR	NR	—

				—

	Telecommunications — 8.49%
4,000,000	BTI Telecom Corp. 10.50% 9/15/2007^	NR	NR	2,000,000
500,000	Corning, Inc. 6.20% 3/15/2016	Baa3	BBB-	501,470
2,000,000	Grande Communications Holdings 14.00% 4/1/2011	Caa2	CCC+	1,970,000
2,000,000	Triton PCS, Inc. 8.50% 6/1/2013	Caa1	CCC-	1,870,000
2,000,000	Ubiquitel Operating Co. 9.88% 3/1/2011	Caa1	CCC	2,185,000

				8,526,470

	Utilities — 9.82%
4,985,423	Elwood Energy 8.16% 7/5/2026	Ba2	B+	5,533,819
970,000	NRG Energy, Inc. 8.00% 12/15/2013	B1	B	1,057,300
2,000,000	Reliant Resources, Inc. 9.50% 7/15/2013	B1	B+	2,130,000
1,000,000	Texas Genco, LLC 6.88% 12/15/2014(b)	B1	B	1,070,000
77,240	USGEN New England PCG 7.46% 1/02/2015(b)	NR	NR	76,468

				9,867,587

	Total Investment — United States			100,381,945

	Total Fixed Income (cost $116,437,706)			111,995,887

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (continued)
October 31, 2005

Common Stock — 22.53%

		Value
Units	Description	(Note 2a)

555,258	Altiva Financial Corp.*	$3,887
2,012,580	American Banknote Corp.*	873,768
812,070	ICO Global Communications Holding*	3,272,642
1,155,224	Motient Corp.*	18,483,584
24,015	Outsourcing Services Group*^	—
303	Viatel Holding Bermuda Limited*	2

	Total Common Stock (cost $23,636,590)	22,633,883

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (continued)
October 31, 2005

Warrants — 0.26%

		Value
Units	Description	(Note 2a)

203,976	ICO Global Communications Holding 5/16/2006*	$6,119
57,276	Loral Space + Communications 12/27/2006*	286
1,452	New World Restaurant Group, Inc. 6/20/2006*	5,083
5,000	Xm Satellite Radio, Inc. 3/3/2010*	250,000

	Total Warrants (cost $871,821)	261,488

	Total Common Stock, Preferred Stock, and Warrants (cost $24,508,411)	22,895,371

	Total Investments in Securities — 134.3% (cost $140,946,117)	134,891,258

	Other Assets Less Liabilities — 5.53%	5,551,713

	Preferred Stock — (39.82%)	(40,000,000)

	Net Assets Applicable to Common Stock — 100%	$100,442,971

(a)	Percentages are based on net assets applicable to common stock.

(b)	Rule 144A security — Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. As of October 31, 2005, the market value of these securities aggregated $23,755,428 or 23.65% of net assets applicable to common stock.

   “NR” denotes not rated.

*	Non income producing security company.

^	Fair value priced by the Board of Directors. See footnote 2.

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Statement of Assets and Liabilities
October 31, 2005

Assets:
Investments in securities at value ($140,946,117 at cost; see Schedule of Investments and Note 2)	$134,891,258
Cash and cash equivalents	2,640,162
Interest receivable	2,776,649
Receivable for investments sold	262,010
Other	180,973

Total Assets	$140,751,052

Liabilities:
Payables:
Investment advisory fees payable	$78,237
Director fees payable	5,000
Other accounts payable	224,844

Total Liabilities	$308,081

Preferred Stock:
Preferred stock, $.01 par value ($40,000,000 liquidation preference) Authorized — 1,000,000 shares Issued and outstanding — 1,600 Series W shares	$40,000,000

Total Preferred Stock	$40,000,000

Net Assets Applicable to Common Stock:
Common stock, $.03 par value — Authorized — 100,000,000 shares Issued and outstanding — 30,874,699 shares	$926,241
Capital in excess of par value	280,778,320
Undistributed Net Investment Income	112,672
Accumulated net realized loss from security transactions	(175,319,403)
Net unrealized depreciation on investments	(6,054,859)

Net Assets Applicable to Common Stock	$100,442,971

Net asset value per common share outstanding	$3.25

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Statement of Operations
For the year ended October 31, 2005

Investment Income:
Interest income		$10,410,925
Accretion of bond discount		1,916,949
Miscellaneous income		699,776

Total Investment Income		$13,027,650

Expenses:
Investment advisory fees (Note 3)	$967,015
Transfer agent fees	49,131
Registration Fees	31,567
Legal fees	330,745
Professional fees	75,748
Insurance expense	219,504
Director fees	46,573
Printing and postage expense	97,218
Preferred shares broker expense	102,898
Rating Agency fees	21,667
Custodian fees	71,874
Miscellaneous expense	5,918

Total Expenses		$2,019,858

Net Investment Income		$11,007,792

Realized and unrealized gain/(loss) on investments:
Net realized loss on investments sold		$(2,406,796)
Net change in unrealized appreciation/(depreciation) on investments (Note 2)		6,787,682

Net realized and unrealized gain/(loss) on Investments		$4,380,886

Distributions to Preferred Stockholders		$(1,203,281)

Net change in net assets resulting from operations		$14,185,397

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Statement of Cash Flows
For the year ended October 31, 2005

Cash Flows From Operating Activities:
Interest received	$11,094,661
Operating expenses paid	(1,993,422)
Preferred share distributions	(1,182,720)
Purchase of portfolio securities	(105,261,235)
Sales and maturities of portfolio securities	106,407,906

Net cash provided by operating activities	$9,065,190

Cash Flows From Financing Activities:
Common stock distributions paid from net investment Income	$(8,708,617)
Private Placement	1,004,504
Shares issued to common stockholders as part of new share issuance (Note 9)	135,754

Net cash used in financing activities	$(7,568,359)

Net change in cash	$1,496,831
Cash, beginning of year	1,143,331

Cash, end of year	$2,640,162

Reconciliation of net change in net assets resulting from operations to net cash provided by operating activities:
Net change in net assets resulting from operations	$14,185,397
Change in interest and dividend receivable	(16,040)
Change in investments	1,146,671
Change in prepaids	24,672
Change in investment advisory fee payable	(20,787)
Change in accrued expenses	43,112
Net realized (gain)/loss on investments	2,406,796
Net change in unrealized (appreciation)/depreciation on investments	(6,787,682)
Accretion of bond discount	(1,916,949)

Net cash provided by operating activities	$9,065,190

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Statements of Changes in Net Assets

	Year Ended	Year Ended
	October 31,	October 31,
	2005	2004

From Operations:
Net investment income	$11,007,792	$9,913,650
Net realized gain/(loss) on investments sold	(2,406,796)	(17,709,289)
Net change in unrealized appreciation/(depreciation) on investments	6,787,682	31,212,495
Distributions to preferred stockholders	(1,203,281)	(539,232)

Net change in net assets resulting from operations	$14,185,397	$22,877,624

From Fund Share Transactions:
Shares issued to common stockholders as part of new share issuance (37,200 and 1,643,300, respectively)(Note 9)	$67,959	$5,127,776
Shares issued (258,227 and 0, respectively) in capital share transaction	1,004,504	0
Shares issued (103,301 and 431,059, respectively) to common stockholders for reinvestment of dividends	354,466	1,301,467

Net increase in net assets resulting from fund share transactions	$1,426,929	$6,429,243

From Distributions to Stockholders:
Common distributions from accumulated net investment income	$(9,063,083)	$(9,526,324)

Net decrease in net assets resulting from Distributions	$(9,063,083)	$(9,526,324)

Total increase in net assets	$6,549,243	$19,780,543
Net Assets Applicable to Common Stock:
Beginning of year	93,893,728	74,113,185

End of year (including undistributed net investment income of $112,672 and $388,427, respectively)	$100,442,971	$93,893,728

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Financial Highlights
Selected per share data and ratios
For each share of common stock outstanding throughout the years presented

	For the Years Ended October 31,

	2005	2004	2003	2002		2001

Net asset value, beginning of year	$3.08	$2.61	$1.77	$3.12		$5.30

Net investment income#	$0.36	$0.35	$0.37	$0.46		$0.74
Net realized and unrealized gain (loss) on
investments#	$0.14	$0.47	$0.81	$(0.95)		$(1.96)
Distributions to preferred stockholders	$(0.04)	$(0.02)	$(0.02)	$(0.05	)(e)	$(0.07	)(e)

Total from investment operations	$0.46	$0.80	$1.16	$(0.54)		$(1.29)
Distributions:
Distributions from accumulated net investment income:
To common stockholders	$(0.29)	$(0.33)	$(0.32)	$(0.42	)(d)	$(0.76	)(d)
Distributions to common stockholders from paid in capital†	—	—	—	(0.39)		(0.14)

Total distributions	$(0.29)	$(0.33)	$(0.32)	$(0.81)		$(0.90)

Effect of common stock issue	$—	$—	$—	$—		$0.06
Effect of related expenses from equity and rights offerings	$—	$—	$—	$—		$(0.05)

Net asset value, end of year	$3.25	$3.08	$2.61	$1.77		$3.12

Per share market value, end of year	$2.77	$3.24	$2.96	$2.02		$4.24

Total investment return, based on market value(b)	(6.90% )	21.61%	66.45%	(42.19%	)	(9.82%	)

Net assets, end of year(a)	$100,443	$93,894	$74,113	$49,182		$86,048

Ratio of operating expenses to average net assets, applicable to common stock(c)	1.85%	2.18%	4.07%	3.22%		3.75%
Ratio of net investment income to average net assets, applicable to common stock(c)	10.08%	11.88%	16.60%	15.99%		20.06%
Portfolio turnover rate	72.84%	81.25%	111.35%	96.89%		73.63%

(a)	Dollars in thousands
(b)	Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Total investment return calculation assumes reinvestment of dividends, and does not contemplate any over distribution.
(c)	Ratios do not reflect the effect of dividend payments to preferred stockholders.
(d)	Presentation has been changed from prior financial reports filed by the Fund due to the reclassification of the distributions paid to common stockholders from net investment income to return of capital.

(e)	Presentation of distributions paid to preferred shareholders has been changed from prior financial reports filed by the Fund due to the reclassification from Distribution Section to Total from investment operations.

#	Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund’s rights offerings.

†	Taxes are calculated on a calendar year, where as this data is calculated on a fiscal year ended 10/31.

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Information Regarding Senior Securities

	As of October 31,

	2005	2004	2003	2002	2001

Total Amount Outstanding:
Indebtedness	$—	$—	$—	$—	$—
Preferred stock	40,000,000	40,000,000	40,000,000	56,500,000	75,000,000
Asset Coverage:
Per Indebtedness(a)	N/A	N/A	N/A	N/A	N/A
Per preferred stock share(b)	351%	334%	285%	187%	215%
Involuntary Liquidation Preference:
Per preferred stock share(c)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate Market Value:
Per note	N/A	N/A	N/A	N/A	N/A
Per preferred stock share	$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the principal amount of the debt outstanding.

(b)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the principal amount of the debt outstanding and aggregate liquidation preference of the outstanding shares of Taxable Auction Rate Preferred Stock.

(c)	Plus accumulated and unpaid dividends.

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005

(1)	Organization and Operations:
   Prospect Street High Income Portfolio, Inc. (the “Fund”) was organized as a corporation in the state of Maryland on May 13, 1988, and is registered with the Securities and Exchange Commission as a diversified, closed-end, management investment company under the Investment Company Act of 1940. The Fund commenced operations on December 5, 1988. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

   The Fund invests primarily in securities of fixed-maturity, corporate debt securities and redeemable preferred stocks that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment-grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer, and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment-grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

   See the Schedule of Investments for information on individual securities, as well as industry diversification and credit quality ratings.

(2)	Significant Accounting Policies:

(a) Valuation of Investments
   Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

   Other investments, which comprise the major portion of the Fund’s portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by Highland Capital Management, L.P. (“Highland,” or “Investment Advisor”) based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. For securities in which there is no independent price from a pricing service or from round-lot or institutional size trades, they are fair value priced in good faith by the Board of Directors.

   The fair value of restricted securities is determined by the Investment Advisor pursuant to procedures approved by the Board of Directors.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

Credit Risk
   Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk
   Interest rate risk is the risk that prices of securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

(b) Security Transactions and Related Investment Income
   Realized gains and losses on investments sold are recorded on the identified-cost basis. Interest income and accretion of discounts are recorded on the accrual basis. It is the Fund’s policy to place securities on non-accrual status when collection of interest is doubtful.

(c) Federal Income Taxes
   It is the Fund’s policy to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income to its stockholders each year. Therefore, no Federal income tax provision is required. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund’s practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

   The accumulated capital losses available to offset future capital gains, if any, expire in the amounts indicated below on the following dates:

Carryover
Available	Expiration Date

$4,688,248	October 31, 2006
37,335,815	October 31, 2007
35,790,515	October 31, 2008
36,946,575	October 31, 2009
15,212,478	October 31, 2010
21,799,603	October 31, 2011
21,289,289	October 31, 2012
2,406,796	October 31, 2013

$175,469,319

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

   At October 31, 2005, the cost and related gross unrealized appreciation and depreciation and the components of distributable earnings on a tax basis are as follows:

Cost of Investments for tax purposes	$140,791,560

Gross investment unrealized appreciation for tax purposes	7,766,091
Gross investment unrealized depreciation for tax purposes	(13,666,393)

Net unrealized depreciation on investments for tax purposes	$(5,900,302)

Undistributed ordinary income	$112,672

Accumulated capital losses	$175,469,319

(d) Cash Flow Information
   The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statements of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

(e) Cash and Cash Equivalents
   The company considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.

(3)	Investment Advisory Agreement:
   Highland Capital Management, L.P. (“Highland,” or “Investment Advisor”) earned $967,015 in management fees for the year ended October 31, 2005. Management fees paid by the Fund to Highland were calculated at .65% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities (excluding the principal amount of the bank loan, notes and including the liquidation preference of any share of preferred stock and accrued and unpaid dividends on any shares of preferred stock up to and including $175,000,000 of net assets, .55% on the next $50,000,000 of net assets and .50% of the excess of net assets over $225,000,000). On October 31, 2005, the fee payable to the investment advisor was $78,237, which is included in the accompanying statement of assets and liabilities.

(4)	Purchases and Sales of Securities:
   For the year ended October 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities other than U.S. Government obligations and short-term investments aggregated approximately $105,261,235 and $106,407,906, respectively. There were no purchases or sales of U.S. Government obligations for the year ended October 31, 2005.

   The Investment Advisor and its affiliates manage other accounts, including registered and private funds and individual accounts, that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Advisor to be equitable to the fund and such other accounts. The Investment Advisor also may aggregate orders to purchase and sell securities for the Fund and such

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

other accounts. Although the Investment Advisor believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

(5)	Certain Transactions:
   Certain officers of the Investment Advisor serve on the Board of Directors of the Fund. They receive no compensation in this capacity.

   Directors who are not officers or employees of the Investment Advisor receive fees of $15,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to attendance at such meetings. For the year ended October 31, 2005, the Fund incurred Board of Directors fees and expenses of $46,573.

   On October 29, 2004, the Board of Directors resolved that the amount of compensation for each Director for his service on Fund’s Board would be reduced to an annual amount of $15,000, paid quarterly, effective October 1, 2004.

(6)	Dividends and Distributions:
   Distributions on common stock are declared based on annual projections of the Fund’s net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay monthly distributions to common shareholders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common shareholders will not exceed net investment income (as defined) allocated to common shareholders for income tax purposes. All shareholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the “Plan”) unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for distributions, participants will be issued shares of common stock at the most recently determined net asset value, but in no event less than 95% of the market price, and when the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend-paying agent will buy the common stock in the open market for the participants’ accounts. Participants are not charged a service fee for the Plan but are subject to a pro rata share of brokerage fees incurred with respect to open market purchases of common stock.

   For the year ended October 31, 2005, the tax character of distributions paid by the Fund to common shareholders were as follows:

Distributions from net investment income	$9,063,083
Distributions from paid in capital	0

$9,063,083

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

   For the year ended October 31, 2004, the tax character of distributions paid by the Fund to common shareholders were as follows:

Distributions from net investment income	$9,526,324
Distributions from paid in capital	0

$9,526,324

   The following is the history of the Fund’s calendar year distributions and their composition to common stockholders in calendar years 2000 through 2004.

	2004	2003	2002	2001	2000

Distributions to Shareholders	$0.33	$0.31	$0.72	$0.90	$0.98
Composition of Distributions*
Ordinary Income	100%	100%	58%	77%	100%
Return of Capital	0%	0%	42%	23%	0%
Capital Gains	0%	0%	0%	0%	0%

Total	100%	100%	100%	100%	100%

Ordinary Income	$0.33	$0.31	$0.42	$0.70	$0.98
Return of Capital	$—	$—	$0.30	$0.20	$—
Capital Gains	$—	$—	$—	$—	$—

Total	$0.33	$0.31	$0.72	$0.90	$0.98

*	Distributions and their composition may differ for stockholders who bought or sold shares mid-year.

(7)	Preferred Stock:
   On March 16, 2001, the Fund issued 3,000 shares each of Series W Auction Rate Cumulative “Preferred Shares” with $.01 par value, $25,000 liquidation preference, for a total issuance of $75,000,000. As of October 31, 2005, 1,600 Preferred Shares were outstanding. The Fund may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Significant provisions of Series W cumulative preferred shares follow.

Redemption
   Shares of preferred stock are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure a failure to meet certain asset coverages as defined in the prospectus or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the preferred stock.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

Dividends
   The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. At October 31, 2005 the rate on the Preferred Shares was 3.70%.

   In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

Voting Rights
   The Fund’s Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on other matters as required under the Fund’s Charter, the 1940 Act and Maryland law.

Liquidation
   In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to common stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

(8)	Restricted Securities:

Name	Description	Acquisition Date	Cost of Security

AA/ Ft. Worth HQ Financial Trust	Bond	9/26/2003	$1,227,991
ACCO Brands Corp.	Bond	8/2/2005	1,000,000
Builders FirstSource, Inc.	Bond	9/15/2005	2,047,500
Cardtronics, Inc.	Bond	8/3/2005	1,489,774
CCH I, LLC	Bond	9/21/2005	1,950,262
CI Acquisition, Inc.	Bond	9/30/2005	1,000,000
Commonwealth Brands, Inc.	Bond	5/1/2003	1,000,000
E*Trade Financial Corp.	Bond	9/14/2005	1,000,000
Elan Financial PLC	Bond	11/10/2004	3,000,000
Eye Care Centers of America, Inc.	Bond	7/7/2005	2,712,616
Hydrochemical Industrial Services, Inc.	Bond	2/9/2005	1,000,000
Innophos Investments	Bond	8/4/2005	925,982
Outsourcing Services Group	Bond	8/2/2004	662,982
PQ Corporation	Bond	2/3/2005	1,500,000
Tekni Plex, Inc.	Bond	11/12/2003	1,000,000
Texas Genco, LLC	Bond	12/8/2004	1,000,000
USGEN New England PCG	Bond	3/17/2005	74,537
Virgin River Casino Corp.	Bond	12/10/2005	1,797,980

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

   The Fund’s acquisition and valuation policy described in footnotes 1, and 2(a) is applicable to restricted securities. Additionally, there are no rights to demand registration of the restricted securities.

(9)	New Share Issuance:
   Pursuant to a registration statement filed with the Securities and Exchange Commission on March 10, 2004, the Fund has registered 2,700,000 shares of the Fund’s common stock which may be issued and sold from time to time through B. Riley & Co., Inc., its designated agent. The common stock will be sold at-the-market through trading transactions on the New York Stock Exchange, subject to a minimum price to be established each day by the Fund. The minimum price on any day will not be less than the current net asset value per share of common stock plus any sales commission to be paid for the purchase of such shares. If the common stock price is at a discount to net asset value, shares will not be issued. For year ended October 31, 2005, the Fund issued 37,200 shares with total proceeds of $67,959.

(10)	Subsequent Events:
   On October 12, 2005, the Board of Directors declared a dividend of $0.0200 per common share, payable on the last business day for the month of November 2005.

(11)	2005 Annual Shareholders Meeting (Unaudited):
   On May 20, 2005, the Fund held its Annual Meeting of Shareholders. The item for vote was the election of one Director on the Board. A quorum of the shares outstanding was present, and the votes passed with a majority of those shares. The results were as follows:

   Proposal — Election of Directors

			Shares With
	Shares Voted	Percentage of	Authority	Percentage of
Name	For	Shares Voted	Withheld	Shares Voted

Scott F. Kavanaugh (common vote)	25,596,483	83.12%	739,996	2.40%
Timothy K. Hui (preferred vote)	934	58.38%	0	0.0%

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

of Prospect Street High Income Portfolio, Inc.

      We have audited the accompanying statement of assets and liabilities of Prospect Street High Income Portfolio, Inc. (the “Fund”), including the schedule of investments, as of October 31, 2005, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for years ended October 31, 2005 and 2004, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prospect Street High Income Portfolio, Inc. as of October 31, 2005, the results of its operations and cash flows for the year then ended, the statement of changes in net assets for the years ended October 31, 2005 and 2004, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Dallas, Texas

December 6, 2005

ADDITIONAL INFORMATION (unaudited)

Approval of Investment Advisory Contract

   At a meeting of the Fund’s Board of Trustees held on December 3, 2004, the Board approved an investment management agreement with Highland Capital Management, L.P. (“Highland”). The Board members who are not “interested persons” (as defined in the 1940 Act (the “Independent Trustees”)) of the Fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Highland.

Nature, Extent And Quality Of The Services Provided

   The Board considered the nature, quality and extent of the advisory services to be provided by Highland. The Board considered the investment approach employed by Highland, Highland’s research capabilities, the nature of Highland’s experience and resources, the experience of relevant Highland personnel, and Highland’s resources, practices and procedures designed to address regulatory compliance matters.

Investment Performance

   The Board reviewed the performance of other investment companies with similar investment styles to the Fund.

Expense Information, Profitability And Economies Of Scale

   To assist in evaluating the reasonableness of the fees to be paid to Highland, the Board reviewed a comparison of the fees payable under the investment management agreement to fees paid under investment advisory agreements to investment advisers serving other investment companies with similar investment programs to the Fund. The Board also considered so called “fallout benefits” to Highland, such as any incremental increase to its reputation derived from serving as investment adviser to the Fund. The Board also considered information regarding the fees paid by certain similar registered and private funds managed by Highland, and discussed with Highland why Highland believed that any differences in fees charged were appropriate. The Board considered the expense ratios of other investment companies with similar investment styles. In addition, the Board considered the effective fees under the investment advisory agreement as a percentage of assets at different Fund asset levels, and possible economies of scale with respect to the management of the Fund. In this regard, the Board considered the Fund’s foreseeable asset levels and information related to Highland’s estimated costs.

Other Considerations

   The Board also considered the terms of the investment management agreement, including the standard of care applicable to Highland, and the structure of, and the method used to determine, the compensation of Highland’s portfolio managers.

Conclusions

   Based on these considerations and following deliberation, the Board reached the following conclusions and determined to approve the investment management agreement:

•	Highland has sufficient resources to fulfill its duties under the investment management agreement.

•	The scope and quality of services provided under the current investment management agreement is consistent with the Fund’s operational requirements.

•	The advisory fees paid to Highland under the current investment management agreement are reasonable in light of the services that Highland provides, its costs and reasonably foreseeable Fund asset levels.

Certifications

   The required annual certification for the previous year was submitted to the NYSE. The Fund also has included the certifications of the Fund’s CEO and CFO required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC, for the period of this report.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Directors and Officer Information (Unaudited)

   The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors and the Fund’s officers appointed by the Board of Directors. The tables below list the directors and officers of the Fund and their business addresses, principal occupations for the last five years, other directorships held by the Directors. For the purposes hereof, the term “Fund Complex” includes each of the independent companies advised by the Investment Advisor. The Statement of Additional Information includes additional information about Fund Directors and is available, without charge, upon request by calling (877) 532-2834.

Independent Directors: (Unaudited)

				Number of
				Funds in
				Fund
	Position(s)	Term of Office		Complex
Name, Birthdate and Address	Held with	and Length of	Principal Occupation(s) During Past	Overseen	Other Directorships
of Independent Director	Fund	Time Served	5 Years	By Director	Held by Director

Bryan Ward 901 Main Street Dallas, TX 75202 Age: 50	Director	Director since 2001; term expires in 2006	Since January 2002, Senior Manager of Accenture, LLP. From September 1998 to December 2001, he was Special Projects Advisor to Accenture, LLP. From March 1996 to August 1998, Mr. Ward was an independent oil & gas and real estate consultant.	8	None
Scott Kavanaugh 9 Old Ranch Road Laguna Niguel, CA 92677 Age: 44	Director	Director since 2003; term expires in 2005	Since March 2003, a Sales Representative at Round Hill Securities. From February 2003 to July 2003, a Executive at Provident Funding Mortgage Corporation. From January 2000 to February 2003 he was Executive Vice President, Director and Treasurer of Commercial Capital Bank. He was the Managing Principal and Chief Operating Officer of Financial Institutional Partners Mortgage Company and the Managing Principal and President of Financial Institutional Partners, LLC, an investment banking firm, from April 1998 to February 2003.	8	None
James Leary 15851 N. Dallas Parkway Suite 500 Dallas, TX 75001 Age: 75	Director	Director since 2001; term expires in 2006	Since January 1999, a Managing Director of Benefit Capital Southwest, Inc., a financial consulting firm. From 1995 to December 1998, he was the Vice Chairman, Finance and a Director of Search Financial Services, Inc., a financial services firm.	8	Mr. Leary is a member of the Board of Capstone Asset Management Group of Mutual Funds.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Number of
Funds in
Fund
	Position(s)	Term of Office		Complex
Name, Birthdate and Address	Held with	and Length of	Principal Occupation(s) During Past	Overseen	Other Directorships
of Independent Director	Fund	Time Served	5 Years	By Director	Held by Director

Tim Hui 48 Willow Green Drive Churchville, PA 18966 Age: 56	Director	Director since 2003; term expires in 2005	Mr. Hui is the Assistant Provost for Educational Resources of Philadelphia Biblical University. Mr. Hui joined the University in September 1998 as the Director of Learning Resources. Prior to 1998, Mr. Hui practiced law, serving as managing partner, of Hui & Malik, Attorneys at Law.	8	None

Interested Directors:* (Unaudited)

Number of
Funds in
Fund
Name, Birthdate and	Position(s)	Term of Office		Complex
Address of	Held with	and Length of		Overseen	Other Directorships
Independent Director	Fund	Time Served	Principal Occupation(s) During Past 5 Years	By Director	Held by Director

Joseph Dougherty 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 34	Senior Vice- President and Director	Director since 2004; term expires in 2007	Mr. Dougherty is a Portfolio Manager of Highland Capital Management, L.P. Prior to 2000, Mr. Dougherty was Portfolio Analyst for Highland Capital Management, L.P. Mr. Dougherty is also Senior Vice-President of the Advisor	8	None

*	Mr. Dougherty is an “interested person” (as the term is defined in the Investment Company Act of 1940).

Officers: (Unaudited)

Name, Birthdate	Position(s)
and Address of	Held with	Term of Office and
Officer	Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years

James Dondero 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 42	President	Officer since 2000	Mr. Dondero is President and Managing Partner of Highland Capital Management, L.P. Mr. Dondero is also President of the Funds in the Fund Complex.
Mark Okada 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 44	Executive Vice-President	Officer since 2000	Mr. Okada is Chief Investment Officer of Highland Capital Management, L.P. Mr. Okada is also Executive Vice-President of the Funds in the Fund Complex.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Name, Birthdate	Position(s)
and Address of	Held with	Term of Office and
Officer	Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years

R. Joseph Dougherty 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 34	Senior Vice- President	Officer since 2000	Mr. Dougherty is a Portfolio Manager of Highland Capital Management, L.P. Prior to 2000, Mr. Dougherty was Portfolio Analyst for Highland Capital Management, L.P. Mr. Dougherty is also Senior Vice-President of the Funds in the Fund Complex.
M. Jason Blackburn 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 29	Secretary and Treasurer since March 2003	Officer since March 2003	Assistant Controller of the Adviser. From September 1999 to October 2001, he was an accountant for KPMG LLP. Previously, he attended the University of Texas at Austin.
Michael S. Minces 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 30	Chief Compliance Officer since August 2004	Officer since August 2004	Chief Compliance Officer of the Advisor. From October 2003 to August 2004, he was an associate at Akin Gump Strauss Hauer & Feld, LLP. From October 2000 to March 2003, associate at Skadden, Arps, Slate, Meagher & Flom, LLP. Previously, he attended the University of Texas at Austin School of Law.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Investment Advisor

Highland Capital Management, L.P.
13455 Noel Road
Suite 1300
Dallas, TX 75240

Legal Advisor

Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
JPMorgan Chase Tower, Suite 1600
Dallas, TX 75201

Transfer and Shareholders’ Servicing Agent

American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
www.amstock.com

Custodian

State Street Bank and Trust Company

Facts for Shareholders:

Prospect Street High Income Portfolio, Inc. is listed on the New York Stock Exchange under the symbol “PHY”. The Wall Street Journal and Wall Street Journal Online publish Friday’s closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron’s Market Week every Saturday. Our website is www.prospectstreet.net. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s proxy voting record for the most recent 12-month period ended June 30th, are available (1) without charge, by calling (877) 532-2834 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, beginning with the fiscal quarter ended July 31, 2004. The Fund’s Forms N-Q are available on the Commission’s website at http:/www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Questions Regarding Your Account: Please telephone American Stock Transfer & Trust Company at their toll free number 1-800-937-5449 Monday through Friday from 9:00 a.m. to 5:00 p.m. e.s.t.

Written Correspondence Regarding Your Account: Please mail all correspondence directly to Prospect Street High Income Portfolio, Inc., c/o American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269.

Item 2. Code of Ethics.
     The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. Such code of ethics is attached hereto as Exhibit (a)(1).
Item 3. Audit Committee Financial Expert.
     The Registrant’s Board of Directors (the “Board”) has determined that James Leary, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. Leary is “independent” as defined by the SEC for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
          (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $29,000 in 2004 and $29,000 in 2005.
          (b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $14,900 in 2004 and $14,900 in 2005. These services consisted of a review of quarterly regulatory filings.
          The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) that were reasonably related to the performance of the annual audit of the Service Affiliate and which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.
          (c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $4,600 in 2004 and $4,600 in 2005. These services consisted of (i) review and/or preparation of U.S. federal, state, local and excise tax returns; and (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments.
          The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

          (d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item (the “Other Services”), were $26,200 in 2004 and $26,200 in 2005. These services consisted of agreed-upon procedures related to compliance with rating agency guidelines for the Registrant’s outstanding Preferred Shares.
          The aggregate fees billed in the Reporting Periods for Other Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (a) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.
          Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods (other than those disclosed in paragraphs (c) and (d) of this Item, to the extent such services constitute non-audit services) were $0 in 2004 and $0 in 2005.
          Auditor Independence. The Registrant’s Auditors did not provide any non-audit services to any Service Affiliates during the period covered by this report on Form N-CSR that were not pre-approved by the Registrant’s Audit Committee, and thus the Registrant’s Audit Committee did not make a determination as to the independence of the Registrant’s Auditors pursuant to the instructions to this Item 4.

Item 5.	Audit Committee of Listed Registrants.
          The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. It is composed of the following Directors, each of who is not an “interested person” as defined in the 1940 Act:
Timothy K. Hui
Scott F. Kavanaugh
James F. Leary
Bryan A. Ward

Item 6.	Schedule of Investments.
          Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
          Highland Capital Management, L.P. (the “Adviser”) has adopted proxy voting guidelines (the “Guidelines”) that provide as follows:
•	The Adviser votes proxies in respect of a client’s securities in the client’s best economic interests and without regard to the interests of the Adviser or any other client of the Adviser.

•	Unless the Adviser’s Proxy Voting Committee (the “Committee”) otherwise determines (and documents the basis for its decision) or as otherwise provided below, the Adviser votes proxies in a manner consistent with the Guidelines.

•	To avoid material conflicts of interest, the Adviser applies the Guidelines in an objective and consistent manner across client accounts. Where a material conflict of interest has been identified and the matter is covered by the Guidelines, the Committee votes in accordance with the Guidelines. For clients that are registered investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Adviser will disclose the conflict and the Committee’s determination of the manner in which to vote to the Fund’s Board. For clients that are not investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the client’s written direction.

•	The Adviser also may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients’ overall best interests not to vote.
          The Adviser’s Guidelines address how it will vote proxies on particular types of matters such as changes in corporate government structures, adoption of options plans and anti-takeover proposals. For example, the Adviser generally will:
•	support management in most elections for directors, unless the board gives evidence of acting contrary to the best economic interests of shareholders;

•	support option plans, if it believes that they provide for their administration by disinterested parties and provide incentive to directors, managers and other employees by aligning their economic interests with those of the shareholders while limiting the transfer of wealth out of the company; and

•	oppose anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies
          Not yet applicable

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

	Total Number		Total Number of Shares (or	Maximum Number (or Approximate
	of Shares (or	Average Price	Units) Purchased as Part of	Dollar Value) of Shares (or Units)
	Units)	Paid per Share	Publicly Announced Plans	that May Yet Be Purchased Under
Period	Purchased	(or Unit)	or Programs	the Plans or Programs
November 1 — November 30	—	—	—	—
December 1 — December 31	—	—	—	—
January 1 — January 31	—	—	—	—
February 1 — February 28	—	—	—	—
March 1 — March 31	20,000	$3.4310	—	—
April 1 — April 30	186,640	$3.5159	—	—
May 1 — May 31	—	—	—	—
June 1 — June 30	—	—	—	—
July 1 — July 31	—	—	—	—
August 1 — August 31	—	—	—	—
September 1 — September 30	—	—	—	—
October 1 — October 31	500	$2.7900	—	—

Total	207,140	$3.5059	—	—

Note: All purchases made in open-market transactions.

Item 10. Submission of Matters to a Vote of Security Holders.
          Not applicable.
Item 11. Controls and Procedures.
          (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.
          (b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
          (a)(1) Code of ethics referred to in Item 2.
          (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the 1940 Act.
          (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PROSPECT STREET® HIGH INCOME PORTFOLIO INC.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date: January 4, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date: January 4, 2006

By:	/s/ M. Jason Blackburn

M. Jason Blackburn
Chief Financial Officer

Date: January 4, 2006
EXHIBIT INDEX
(a)(1) Code of ethics referred to in Item 2.
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the 1940 Act.
(EX-99.CERT)
(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the 1940 Act.
(EX-99.906CERT)